Federated Hermes Conservative Municipal Microshort Fund
Portfolio of Investments
November 30, 2021 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—96.1%
		Arizona—0.8%
$ 90,000		Phoenix, AZ Civic Improvement Corp. - Wastewater System, Revenue Refunding Bonds (Series 2016), 5.000%, 7/1/2022	$92,531
		California—4.0%
475,000		Los Angeles, CA MFH Revenue Bonds (CORE Related/ GALA Rentals, LP), SPEAR’s 3a7 (Series DBE-8081) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.450%, 12/2/2021	475,000
		Colorado—2.9%
100,000		Adams & Arapahoe Counties, CO Joint School District #28J, General Obligation Bonds (Series 2017A), (GTD by Colorado School Credit Enhancement Program), 5.000%, 12/1/2021	100,000
243,928		Colorado HFA (Steele San Juan, LLC), Mizuho 3a-7 (Series 2021-MIZ9068) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 12/2/2021	243,928
		TOTAL	343,928
		Connecticut—0.9%
100,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, Optional Tender 4/1/2022	100,000
		Florida—2.8%
250,000		Brevard County, FL Health Facilities Authority (Health First, Inc.), Health Care Facilities Revenue Bonds (Series 2014), 5.000%, 4/1/2022	253,923
75,000		Fort Myers, FL Capital Improvement Revenue Authority, (Series 2018A), 5.000%, 12/1/2021	75,000
		TOTAL	328,923
		Illinois—8.5%
75,000		Champaign, IL, UT GO Refunding Bonds (Series 2013), 4.000%, 12/15/2021	75,104
75,000		Glenview, IL, UT GO Refunding Bonds (Series 2012B), 4.000%, 12/1/2021	75,000
500,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 0.140%, 12/2/2021	500,000
200,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2022	202,382
75,000		McHenry County, IL Conservation District, UT GO Refunding Bonds (Series 2014), 5.000%, 2/1/2022	75,588
75,000		St. Charles, IL Park District, UT GO Refunding Bonds (Series 2017B), 5.000%, 12/15/2021	75,127
		TOTAL	1,003,201
		Indiana—1.0%
120,000		Greater Clark County, IN Community Schools Corp., UT GO First Mortgage Bonds (Series 2019), (GTD by Indiana State School Aid Intercept Program), 4.000%, 1/15/2022	120,541
		Massachusetts—3.5%
410,000		Quincy, MA BANs, 1.500%, 1/14/2022	410,676
		Montana—6.1%
715,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9061) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 12/2/2021	715,000
		Multi-State—9.3%
600,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.220%, 12/1/2021	600,000
500,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D Weekly VRDPs, 0.250%, 12/1/2021	500,000
		TOTAL	1,100,000
		Nebraska—0.6%
75,000		Nebraska Public Power District, (General Revenue Bonds, Series 2017B), 5.000%, 1/1/2022	75,294
		Nevada—2.0%
235,000		Nevada Housing Division (Lake Mead West AHP LP), (Series 2021-XF1120) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.300%, 12/2/2021	235,000
		New Jersey—11.7%
150,000		Alpha Borough, NJ BANs, 1.000%, 3/4/2022	150,258
75,000		Evesham Township, NJ, UT GO Bonds (Series 2014), 4.000%, 6/1/2022	76,398
260,000		Jersey City, NJ, (Series 2021A) BANs, 1.500%, 1/12/2022	260,400

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$146,967		Moonachie, NJ BANs, 1.000%, 10/14/2022	$147,831
257,000		Oceanport, NJ BANs, 1.000%, 2/24/2022	257,418
173,050		Pine Beach, NJ BANs, 1.000%, 10/28/2022	174,002
315,000		Southampton Township, NJ BANs, 1.000%, 7/6/2022	316,328
		TOTAL	1,382,635
		New York—3.7%
200,000		Hempstead, NY Union Free School District, (Series A) RANs, 1.000%, 6/30/2022	200,890
200,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 0.110%, 12/1/2021	200,000
34,800		Rhinebeck, NY CSD, General Obligation Bonds (Series 2021), 3.000%, 6/15/2022	35,305
		TOTAL	436,195
		North Carolina—0.7%
75,000		Warren County, NC, Water District General Obligation Refunding Bonds (Series 2015), 5.000%, 6/1/2022	76,751
		Ohio—4.8%
260,000		Akron, OH Parking Facilities Revenue, (Income Tax Revenue Bonds, Series 2015), 5.000%, 12/1/2021	260,000
75,000		Gahanna-Jefferson, OH City School District, UT GO School Facilities Construction & Improvement Bonds (Series 2021), (Assured Guaranty Municipal Corp. INS), 2.000%, 12/1/2021	75,000
150,000		Harrison, OH BANs, 2.000%, 10/25/2022	151,973
75,000		Ohio State University, General Receipts Bonds (Series 2010D), 5.000%, 12/1/2021	75,000
		TOTAL	561,973
		Oklahoma—3.0%
350,000		Garfield County, OK Industrial Authority Pollution Control (Oklahoma Gas and Electric Co.), (Series 1995-A) Weekly VRDNs, 0.130%, 12/1/2021	350,000
		Pennsylvania—8.0%
465,000		East Hempfield Township, PA IDA (BGT Realty), (Series of 2005) Weekly VRDNs, (Fulton Bank, N.A. LOC), 0.460%, 12/2/2021	465,000
145,000		McGuffey, PA School District, General Obligation Bonds (Series A of 2021), (Build America Mutual Assurance INS), 2.000%, 2/1/2022	145,389
60,000		Northampton County, PA IDA (Binney & Smith Inc.), (Series 1997B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.220%, 12/1/2021	60,000
100,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2010B) TOBs, 0.200%, Mandatory Tender 1/3/2022	100,006
180,000		Westmoreland County, PA, UT GO Bonds (Series 2013A), 5.000%, 12/1/2021	180,000
		TOTAL	950,395
		Tennessee—1.2%
145,000		Metropolitan Government Nashville & Davidson County, TN, General Obligation Improvement Bonds (Series 2013A), 5.000%, 1/1/2022	145,574
		Texas—13.5%
500,000		Austin, TX Affordable Public Finance Authority (LDG Belmont LP), (Series 2021-XF1102) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.300%, 12/2/2021	500,000
500,000		North Central Texas HFDC (Gala at Waxahachie, LP), Tender Option Bond Trust Certificates (Series 2021-XF1099) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.300%, 12/2/2021	500,000
250,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.130%, 12/1/2021	250,000
350,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 0.050%, 12/1/2021	350,000
		TOTAL	1,600,000
		Virginia—1.5%
175,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 0.140%, 12/2/2021	175,000
		West Virginia—3.8%
200,000		Mason County, WV (Appalachian Power Co.), PCRBs (Series L), 2.750%, 10/1/2022	203,848
250,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.140%, 12/2/2021	250,000
		TOTAL	453,848

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—1.8%
$115,000		Grafton, WI, UT GO Promissory Notes (Series 2019A), 2.000%, 6/1/2022	$115,995
100,000		La Crosse, WI IDA (GGP Inc.), (Series A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.220%, 12/2/2021	100,000
		TOTAL	215,995
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $11,347,866)	11,348,460
		MUNICIPAL BONDS—5.1%
		Louisiana—1.3%
150,000		Louisiana Stadium and Exposition District, BANS (Series 2021), 4.000%, 7/3/2023	156,616
		New Jersey—2.3%
198,599		Hillsdale Borough, NJ BANs, 1.000%, 12/2/2022	199,798
75,000		Vernon Township, NJ, UT GO Refunding Bonds (Series 2020A), 4.000%, 1/1/2023	77,980
		TOTAL	277,778
		New York—1.5%
175,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.000%, 1/1/2023	175,679
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $609,951)	610,073
		TOTAL INVESTMENT IN SECURITIES—101.2% (IDENTIFIED COST $11,957,817)	11,958,533
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[2]	(146,668)
		TOTAL NET ASSETS—100%	$11,811,865
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.0% of the portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CSD	—Central School District
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes